UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AKJ Asset Management, LLC
Address:  1180 Harker Avenue
          Palo Alto, CA  94301

Form 13F File Number:    28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth R. Bilodeau, Jr.
Title:    Manager
     Phone:    650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.      Palo Alto, CA       October 5, 2007
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      62

Form 13F Information Table Value Total:      $135,315 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



NAME OF ISSUER           TITLE  CUSIP      VALUE     SHARES    INV.     OTHER     VOTING AUTH
                         OF                X1000               DISC.    MGR
                         CLASS
                                                                                  SOLE   SHR   NONE
ABM Industries, Inc.     cs     00163T109  490       24500     sole     n/a              n/a   24500
Abbott Labs              cs     002824100  504       9,400     sole     n/a              n/a   9,400
Automatic Data Proc      cs     053015103  3,420     74,463    sole     n/a              n/a   74,463
Ameren Corp.             cs     023608102  1,289     24,550    sole     n/a              n/a   24,550
AFLAC Inc                cs     001055102  2,608     45,730    sole     n/a              n/a   45,730
American Intl Group.     cs     026874107  5,839     86,316    sole     n/a              n/a   86,316
Allied Cap Corp          cs     01903Q108  3,453     117,475   sole     n/a              n/a   117,475
Amerigas Partners        oa     030975106  656       18,375    sole     n/a              n/a   18,375
American Express         cs     025816109  1,273     21,450    sole     n/a              n/a   21,450
Bank America             cs     060505104  6,009     119,541   sole     n/a              n/a   119,541
Bristol Myers            cs     110122108  2,272     78,820    sole     n/a              n/a   78,820
BP PLC ADR               cs     055622104  208       3,002     sole     n/a              n/a   3,002
Citigroup                cs     172967101  202       4,330     sole     n/a              n/a   4,330
Covidien Ltd.            cs     G2552X108  1,140     27,481    sole     n/a              n/a   27,481
Cisco Systems            cs     17275R102  4,659     140,628   sole     n/a              n/a   140,628
Capitalsource Inc        cs     14055X102  2,516     124,300   sole     n/a              n/a   124,300
I Shares Dow Div         ut     464287168  3,236     46,700    sole     n/a              n/a   46,700
Consolidated Edison      cs     209115104  1,419     30,650    sole     n/a              n/a   30,650
Electronic Data Sys      cs     285661104  2,262     103,576   sole     n/a              n/a   103,576
I Share Tr MSCI          ut     464287465  806       9,765     sole     n/a              n/a   9,765
Fannie Mae               cs     313586109  2,591     42,600    sole     n/a              n/a   42,600
Florida Rock Inds        cs     341104101  2,212     35,400    sole     n/a              n/a   35,400
Great Bay Bancorp        cs     391648102  2,737     98,438    sole     n/a              n/a   98,438
General Electric         cs     369604103  4,817     116,345   sole     n/a              n/a   116,345
Great Plains Energy      cs     391164100  2,469     85,700    sole     n/a              n/a   85,700
HCP Inc. REIT            oa     421915109  252       7,583     sole     n/a              n/a   7,583
Harrahs Entmt Inc        cs     413619107  3,503     40,300    sole     n/a              n/a   40,300
Hewlett-Packard Co       cs     428236103  211       4,232     sole     n/a              n/a   4,232
Hospitality Pptys Tr     oa     44106M102  3,760     92,500    sole     n/a              n/a   92,500
Intel                    cs     458140100  4,000     154,670   sole     n/a              n/a   154,670
Johnson and Johnson      cs     478160104  1,272     19,357    sole     n/a              n/a   19,357
JP Morgan Chase          cs     46625H100  4,028     87,918    sole     n/a              n/a   87,918
Kimberly Clark           cs     494368103  2,210     31,449    sole     n/a              n/a   31,449
Kinder Morgan Energy     oa     494550106  3,158     63,920    sole     n/a              n/a   63,920
Kinder Morgan Mgmt       cs     49455U100  899       19,220    sole     n/a              n/a   19,220
Coca-Cola Co.            cs     191216100  3,334     58,020    sole     n/a              n/a   58,020
Lincoln National         cs     534187109  4,011     60,800    sole     n/a              n/a   60,800
Herman Miller Inc        cs     600544100  287       10,558    sole     n/a              n/a   10,558
3M Company               cs     88579Y101  4,331     46,284    sole     n/a              n/a   46,284
Altria Group Inc         cs     718154107  1,959     28,170    sole     n/a              n/a   28,170
Paccar                   cs     693718108  856       10,046    sole     n/a              n/a   10,046
Precision Castparts      cs     740189105  7,318     49,450    sole     n/a              n/a   49,450
Pfizer                   cs     717081103  611       25,019    sole     n/a              n/a   25,019
Proctor and Gamble       cs     742718109  314       4,468     sole     n/a              n/a   4,468
Pharmaceutical Holdr     ut     71712A206  392       4,900     sole     n/a              n/a   4,900
Penn West Energy Tr      cs     707885109  5,751     185,095   sole     n/a              n/a   185,095
Schlumberger             cs     806857108  376       3,582     sole     n/a              n/a   3,582
A T & T Inc              cs     00206R102  285       6,747     sole     n/a              n/a   6,747
Integrys Energy Grp.     cs     45822P105  771       15,056    sole     n/a              n/a   15,056
Tyco Electronics         cs     G91449105  974       27,481    sole     n/a              n/a   27,481
Tyco                     cs     902124106  1,219     27,481    sole     n/a              n/a   27,481
US Bancorp               cs     902973304  325       10,000    sole     n/a              n/a   10,000
Vanguard Value ETF       ut     922908744  1,675     23,417    sole     n/a              n/a   23,417
Vanguard Growth Idx      ut     922908736  580       8,950     sole     n/a              n/a   8,950
Walgreen                 cs     931422109  4,542     96,138    sole     n/a              n/a   96,138
Wells Fargo              cs     949746101  1,024     28,754    sole     n/a              n/a   28,754
Washington Mutual        cs     939322103  3,019     85,500    sole     n/a              n/a   85,500
Williams Companies       cs     969457100  698       20,500    sole     n/a              n/a   20,500
Wal-Mart                 cs     931142103  3,042     69,700    sole     n/a              n/a   69,700
Western Union            cs     959802109  4,158     198,300   sole     n/a              n/a   198,300
Wyeth                    cs     983024100  217       4,865     sole     n/a              n/a   4,865
Exxon Mobil Corp.        cs     30231G102  866       9,360     sole     n/a              n/a   9,360


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